Document And Entity Information	9 Months Ended
Apr. 30, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Apr. 30, 2016
Entity Registrant Name	Opiant Pharmaceuticals, Inc.
Entity Central Index Key	0001385508
Entity Filer Category	Smaller Reporting Company
Amendment Description	Amendment to the document filed on 2016-06-10.